Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended		11 Months Ended		12 Months Ended			13 Months Ended		14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended		18 Months Ended		19 Months Ended		20 Months Ended		21 Months Ended		22 Months Ended		23 Months Ended		24 Months Ended		25 Months Ended		26 Months Ended		27 Months Ended		28 Months Ended		29 Months Ended		30 Months Ended		31 Months Ended		32 Months Ended		33 Months Ended		34 Months Ended		35 Months Ended		36 Months Ended		37 Months Ended		38 Months Ended		39 Months Ended		40 Months Ended		41 Months Ended		42 Months Ended		43 Months Ended		44 Months Ended		45 Months Ended		46 Months Ended		47 Months Ended		48 Months Ended		49 Months Ended		50 Months Ended		51 Months Ended		52 Months Ended		53 Months Ended		54 Months Ended		55 Months Ended		56 Months Ended		57 Months Ended		58 Months Ended		59 Months Ended		60 Months Ended		61 Months Ended		62 Months Ended		63 Months Ended		64 Months Ended		65 Months Ended		66 Months Ended		67 Months Ended		68 Months Ended		69 Months Ended		70 Months Ended		71 Months Ended		72 Months Ended		73 Months Ended		74 Months Ended		75 Months Ended		76 Months Ended		77 Months Ended		78 Months Ended		79 Months Ended		80 Months Ended		81 Months Ended		82 Months Ended		83 Months Ended		84 Months Ended		85 Months Ended		86 Months Ended		87 Months Ended		88 Months Ended		89 Months Ended		90 Months Ended		91 Months Ended		92 Months Ended		93 Months Ended		94 Months Ended		95 Months Ended		96 Months Ended		97 Months Ended		98 Months Ended		99 Months Ended		100 Months Ended		101 Months Ended		102 Months Ended		103 Months Ended		104 Months Ended		105 Months Ended		106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
	Apr. 04, 2017	Dec. 31, 2015	Apr. 30, 2017	Jan. 31, 2016	May 31, 2017	Feb. 29, 2016	Jun. 30, 2017	Mar. 31, 2016	Jul. 31, 2017	Apr. 30, 2016	Aug. 31, 2017	May 31, 2016	Sep. 30, 2017	Jun. 30, 2016	Oct. 31, 2017	Jul. 31, 2016	Nov. 30, 2017	Aug. 31, 2016	Dec. 31, 2017	Sep. 30, 2016	Jan. 31, 2018	Oct. 31, 2016	Feb. 28, 2018	Nov. 30, 2016	Dec. 31, 2025	Mar. 31, 2018	Dec. 31, 2016	Apr. 30, 2018	Jan. 31, 2017	May 31, 2018	Feb. 28, 2017	Jun. 30, 2018	Mar. 31, 2017	Jul. 31, 2018	Apr. 30, 2017	Aug. 31, 2018	May 31, 2017	Sep. 30, 2018	Jun. 30, 2017	Oct. 31, 2018	Jul. 31, 2017	Nov. 30, 2018	Aug. 31, 2017	Dec. 31, 2018	Sep. 30, 2017	Jan. 31, 2019	Oct. 31, 2017	Feb. 28, 2019	Nov. 30, 2017	Mar. 31, 2019	Dec. 31, 2017	Apr. 30, 2019	Jan. 31, 2018	May 31, 2019	Feb. 28, 2018	Jun. 30, 2019	Mar. 31, 2018	Jul. 31, 2019	Apr. 30, 2018	Aug. 31, 2019	May 31, 2018	Sep. 30, 2019	Jun. 30, 2018	Oct. 31, 2019	Jul. 31, 2018	Nov. 30, 2019	Aug. 31, 2018	Dec. 31, 2019	Sep. 30, 2018	Jan. 31, 2020	Oct. 31, 2018	Feb. 29, 2020	Nov. 30, 2018	Mar. 31, 2020	Dec. 31, 2018	Apr. 30, 2020	Jan. 31, 2019	May 31, 2020	Feb. 28, 2019	Jun. 30, 2020	Mar. 31, 2019	Jul. 31, 2020	Apr. 30, 2019	Aug. 31, 2020	May 31, 2019	Sep. 30, 2020	Jun. 30, 2019	Oct. 31, 2020	Jul. 31, 2019	Nov. 30, 2020	Aug. 31, 2019	Dec. 31, 2020	Sep. 30, 2019	Jan. 31, 2021	Oct. 31, 2019	Feb. 28, 2021	Nov. 30, 2019	Mar. 31, 2021	Dec. 31, 2019	Apr. 30, 2021	Jan. 31, 2020	May 31, 2021	Feb. 29, 2020	Jun. 30, 2021	Mar. 31, 2020	Jul. 31, 2021	Apr. 30, 2020	Aug. 31, 2021	May 31, 2020	Sep. 30, 2021	Jun. 30, 2020	Oct. 31, 2021	Jul. 31, 2020	Nov. 30, 2021	Aug. 31, 2020	Dec. 31, 2021	Sep. 30, 2020	Jan. 31, 2022	Oct. 31, 2020	Feb. 28, 2022	Nov. 30, 2020	Mar. 31, 2022	Dec. 31, 2020	Apr. 30, 2022	Jan. 31, 2021	May 31, 2022	Feb. 28, 2021	Jun. 30, 2022	Mar. 31, 2021	Jul. 31, 2022	Apr. 30, 2021	Aug. 31, 2022	May 31, 2021	Sep. 30, 2022	Jun. 30, 2021	Oct. 31, 2022	Jul. 31, 2021	Nov. 30, 2022	Aug. 31, 2021	Dec. 31, 2022	Sep. 30, 2021	Jan. 31, 2023	Oct. 31, 2021	Feb. 28, 2023	Nov. 30, 2021	Mar. 31, 2023	Dec. 31, 2021	Apr. 30, 2023	Jan. 31, 2022	May 31, 2023	Feb. 28, 2022	Jun. 30, 2023	Mar. 31, 2022	Jul. 31, 2023	Apr. 30, 2022	Aug. 31, 2023	May 31, 2022	Sep. 30, 2023	Jun. 30, 2022	Oct. 31, 2023	Jul. 31, 2022	Nov. 30, 2023	Aug. 31, 2022	Dec. 31, 2023	Sep. 30, 2022	Jan. 31, 2024	Oct. 31, 2022	Feb. 29, 2024	Nov. 30, 2022	Mar. 31, 2024	Dec. 31, 2022	Apr. 30, 2024	Jan. 31, 2023	May 31, 2024	Feb. 28, 2023	Jun. 30, 2024	Mar. 31, 2023	Jul. 31, 2024	Apr. 30, 2023	Aug. 31, 2024	May 31, 2023	Sep. 30, 2024	Jun. 30, 2023	Oct. 31, 2024	Jul. 31, 2023	Nov. 30, 2024	Aug. 31, 2023	Dec. 31, 2024	Sep. 30, 2023	Jan. 31, 2025	Oct. 31, 2023	Feb. 28, 2025	Nov. 30, 2023	Mar. 31, 2025	Dec. 31, 2023	Apr. 30, 2025	Jan. 31, 2024	May 31, 2025	Feb. 29, 2024	Jun. 30, 2025	Mar. 31, 2024	Jul. 31, 2025	Apr. 30, 2024	Aug. 31, 2025	May 31, 2024	Sep. 30, 2025	Jun. 30, 2024	Oct. 31, 2025	Jul. 31, 2024	Nov. 30, 2025	Aug. 31, 2024	Dec. 31, 2025	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Nov. 30, 2025	Dec. 31, 2025
C000003871
Account Value [Line Items]
Line Graph and Table Measure Name																									Class A with load
Accumulated Value		$ 9,770		$ 9,548		$ 9,513		$ 10,173		$ 10,376		$ 10,051		$ 10,351		$ 10,395		$ 10,445		$ 10,589		$ 10,576		$ 10,196			$ 10,325		$ 10,539		$ 10,693		$ 10,853		$ 10,935		$ 11,033		$ 11,037		$ 11,181		$ 11,327		$ 11,285		$ 11,156		$ 11,308		$ 11,433		$ 11,754		$ 11,631		$ 11,725		$ 11,458		$ 11,051		$ 10,797		$ 10,960		$ 10,719		$ 10,916		$ 10,655		$ 10,570		$ 10,684		$ 11,200		$ 11,340		$ 11,480		$ 11,530		$ 11,557		$ 11,971		$ 12,136		$ 12,096		$ 12,076		$ 12,147		$ 12,102		$ 12,384		$ 12,572		$ 12,456		$ 10,475		$ 10,782		$ 11,517		$ 11,943		$ 12,345		$ 12,460		$ 12,194		$ 12,188		$ 12,741		$ 13,002		$ 12,848		$ 12,547		$ 12,394		$ 12,662		$ 12,807		$ 12,876		$ 12,920		$ 13,037		$ 12,729		$ 12,748		$ 12,439		$ 12,636		$ 12,272		$ 11,599		$ 11,592		$ 10,914		$ 10,955		$ 10,240		$ 10,568		$ 10,479		$ 9,785		$ 9,775		$ 10,565		$ 10,636		$ 10,973		$ 10,694		$ 10,791		$ 10,861		$ 10,768		$ 10,977		$ 11,221		$ 11,025		$ 10,742		$ 10,573		$ 11,186		$ 11,744		$ 11,600		$ 11,737		$ 11,963		$ 11,762		$ 11,963		$ 11,993		$ 12,225		$ 12,516		$ 12,752	$ 12,559	$ 12,710	$ 12,581	$ 12,795	$ 12,976	$ 12,816	$ 12,696	$ 12,850	$ 13,187	$ 13,371	$ 13,589	$ 13,870	$ 14,182	$ 14,244	$ 14,333
C000003873
Account Value [Line Items]
Line Graph and Table Measure Name																									Class C with load
Accumulated Value		10,000		9,769		9,709		10,395		10,596		10,261		10,561		10,600		10,645		10,786		10,768		10,377			10,503		10,714		10,865		11,021		11,099		11,192		11,191		11,331		11,473		11,425		11,289		11,437		11,557		11,873		11,744		11,833		11,559		11,145		10,906		11,043		10,796		10,988		10,721		10,632		10,740		11,250		11,385		11,518		11,564		11,584		12,013		12,149		12,103		12,077		12,142		12,092		12,388		12,545		12,424		10,454		10,754		11,476		11,891		12,284		12,390		12,121		12,133		12,649		12,899		12,741		12,438		12,281		12,538		12,674		12,736		12,772		12,881		12,571		12,583		12,273		12,460		12,097		11,432		11,419		10,750		10,759		10,055		10,370		10,278		9,596		9,607		10,371		10,434		10,758		10,481		10,543		10,605		10,536		10,734		10,938		10,743		10,463		10,321		10,909		11,444		11,299		11,399		11,640		11,440		11,601		11,652		11,841		12,116		12,366	12,175	12,314	12,184	12,383	12,552	12,392	12,271	12,413	12,730	12,900	13,103	13,366	13,658	13,711	13,790
C000054919
Account Value [Line Items]
Line Graph and Table Measure Name																									Class F
Accumulated Value		10,000		9,773		9,719		10,415		10,623		10,292		10,600		10,646		10,697		10,846		10,834		10,425			10,579		10,778		10,957		11,122		11,186		11,308		11,312		11,461		11,612		11,548		11,439		11,595		11,724		12,032		11,929		12,026		11,753		11,315		11,076		11,222		10,998		11,203		10,937		10,851		10,970		11,501		11,645		11,791		11,844		11,873		12,300		12,471		12,408		12,412		12,487		12,419		12,734		12,930		12,788		10,777		11,095		11,852		12,292		12,708		12,828		12,556		12,576		13,122		13,392		13,235		12,927		12,771		13,049		13,200		13,274		13,321		13,445		13,155		13,150		12,834		13,040		12,692		12,000		11,968		11,270		11,315		10,578		10,918		10,828		10,113		10,132		10,950		11,025		11,376		11,089		11,163		11,237		11,171		11,390		11,615		11,415		11,124		10,979		11,616		12,196		12,019		12,163		12,430		12,224		12,404		12,467		12,679		12,984		13,231	13,064	13,192	13,092	13,315	13,506	13,311	13,220	13,382	13,734	13,928	14,157	14,451	14,746	14,813	14,941
C000188264
Account Value [Line Items]
Line Graph and Table Measure Name																									Class F3
Accumulated Value	$ 10,000		$ 10,073		$ 10,165		$ 10,170		$ 10,305		$ 10,441		$ 10,404		$ 10,287		$ 10,428		$ 10,545		$ 10,843		$ 10,731			$ 10,820		$ 10,574		$ 10,200		$ 9,986		$ 10,119		$ 9,918		$ 10,103		$ 9,862		$ 9,765		$ 9,893		$ 10,351		$ 10,482		$ 10,635		$ 10,663		$ 10,689		$ 11,095		$ 11,229		$ 11,193		$ 11,177		$ 11,266		$ 11,205		$ 11,490		$ 11,645		$ 11,539		$ 9,724		$ 10,011		$ 10,673		$ 11,070		$ 11,446		$ 11,555		$ 11,310		$ 11,328		$ 11,822		$ 12,066		$ 11,924		$ 11,646		$ 11,506		$ 11,757		$ 11,894		$ 11,960		$ 12,002		$ 12,114		$ 11,829		$ 11,848		$ 11,562		$ 11,748		$ 11,435		$ 10,810		$ 10,781		$ 10,151		$ 10,191		$ 9,526		$ 9,833		$ 9,752		$ 9,106		$ 9,123		$ 9,862		$ 9,929		$ 10,247		$ 9,987		$ 10,054		$ 10,121		$ 10,061		$ 10,259		$ 10,462		$ 10,281		$ 10,018		$ 9,888		$ 10,436		$ 10,986		$ 10,827		$ 10,957		$ 11,198		$ 11,011		$ 11,174		$ 11,231		$ 11,423		$ 11,698		$ 11,920		$ 11,770		$ 11,886		$ 11,795		$ 11,997		$ 12,169		$ 11,992		$ 11,911		$ 12,057		$ 12,375		$ 12,550		$ 12,757		$ 12,994		$ 13,289		$ 13,350		$ 13,465
C000003870
Account Value [Line Items]
Line Graph and Table Measure Name																									Class I
Accumulated Value		10,000		9,774		9,720		10,418		10,628		10,297		10,606		10,653		10,706		10,856		10,844		10,455			10,590		10,790		10,971		11,137		11,224		11,326		11,332		11,482		11,635		11,593		11,462		11,620		11,751		12,083		11,958		12,058		11,783		11,367		11,128		11,276		11,052		11,257		10,989		10,881		11,023		11,534		11,680		11,850		11,881		11,910		12,363		12,512		12,472		12,453		12,529		12,485		12,778		12,975		12,856		10,834		11,154		11,891		12,333		12,752		12,873		12,600		12,620		13,170		13,442		13,284		12,975		12,818		13,098		13,250		13,324		13,372		13,496		13,178		13,200		12,881		13,089		12,739		12,043		12,011		11,309		11,353		10,612		10,954		10,864		10,144		10,163		10,986		11,061		11,414		11,125		11,200		11,274		11,207		11,427		11,654		11,452		11,159		11,014		11,654		12,237		12,060		12,204		12,472		12,265		12,446		12,509		12,723		13,029		13,277	13,109	13,238	13,136	13,361	13,553	13,356	13,265	13,427	13,781	13,976	14,207	14,470	14,799	14,866	14,995
C000054921
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R3
Accumulated Value		10,000		9,770		9,712		10,406		10,611		10,276		10,581		10,623		10,671		10,817		10,800		10,408			10,538		10,733		10,909		11,070		11,131		11,249		11,250		11,394		11,541		11,474		11,360		11,512		11,637		11,939		11,833		11,926		11,650		11,233		10,971		11,134		10,886		11,084		10,815		10,726		10,839		11,361		11,500		11,639		11,688		11,712		12,129		12,294		12,249		12,226		12,295		12,247		12,529		12,717		12,596		10,610		10,919		11,635		12,063		12,468		12,581		12,308		12,324		12,855		13,115		12,956		12,649		12,491		12,758		12,902		12,968		13,009		13,125		12,810		12,826		12,511		12,707		12,362		11,682		11,646		10,960		10,999		10,276		10,604		10,511		9,811		9,825		10,616		10,684		11,021		10,738		10,805		10,872		10,803		11,011		11,225		11,026		10,739		10,595		11,178		11,762		11,587		11,721		11,973		11,769		11,938		11,994		12,193		12,481		12,714	12,548	12,666	12,564	12,773	12,951	12,758	12,666	12,815	13,148	13,329	13,543	13,788	14,095	14,153	14,238
C000158193
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R4
Accumulated Value		10,000		9,773		9,717		10,412		10,619		10,287		10,594		10,638		10,689		10,837		10,824		10,434			10,567		10,764		10,942		11,105		11,189		11,288		11,291		11,439		11,588		11,545		11,412		11,567		11,694		12,021		11,895		11,991		11,717		11,279		11,040		11,207		10,960		11,161		10,893		10,806		10,922		11,449		11,591		11,734		11,785		11,812		12,235		12,403		12,338		12,340		12,413		12,343		12,654		12,846		12,703		10,702		11,016		11,742		12,176		12,611		12,728		12,431		12,449		13,013		13,254		13,121		12,788		12,631		12,929		13,051		13,122		13,166		13,285		12,995		12,988		12,672		12,873		12,527		11,839		11,806		11,113		11,154		10,424		10,758		10,667		9,958		9,975		10,780		10,851		11,195		10,910		10,980		11,051		10,983		11,196		11,416		11,216		10,927		10,783		11,407		11,975		11,799		11,938		12,198		11,992		12,167		12,226		12,432		12,729		12,968	12,802	12,925	12,823	13,040	13,224	13,030	12,938	13,094	13,437	13,624	13,846	14,131	14,417	14,479	14,601
C000158194
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R5
Accumulated Value		10,000		9,774		9,740		10,419		10,628		10,297		10,608		10,655		10,708		10,859		10,847		10,459			10,594		10,795		10,975		11,142		11,229		11,331		11,337		11,487		11,640		11,598		11,468		11,626		11,756		12,089		11,964		12,064		11,790		11,373		11,135		11,283		11,059		11,264		10,996		10,888		11,030		11,542		11,688		11,834		11,889		11,918		12,347		12,520		12,480		12,462		12,538		12,494		12,787		12,984		12,865		10,842		11,162		11,899		12,342		12,761		12,883		12,610		12,631		13,181		13,454		13,296		12,987		12,830		13,111		13,264		13,338		13,386		13,511		13,193		13,215		12,897		13,104		12,755		12,058		12,027		11,324		11,368		10,626		10,969		10,878		10,158		10,177		11,001		11,077		11,430		11,141		11,215		11,290		11,223		11,444		11,671		11,469		11,176		11,030		11,671		12,255		12,077		12,222		12,491		12,284		12,465		12,529		12,743		13,049		13,297	13,130	13,290	13,157	13,383	13,575	13,410	13,287	13,450	13,804	14,000	14,231	14,527	14,823	14,891	15,020
C000158195
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R6
Accumulated Value		10,000		9,775		9,742		10,422		10,633		10,303		10,614		10,662		10,716		10,867		10,857		10,468			10,604		10,826		10,986		11,154		11,241		11,343		11,349		11,499		11,652		11,611		11,480		11,639		11,769		12,102		11,977		12,077		11,803		11,386		11,147		11,295		11,071		11,277		11,009		10,900		11,043		11,555		11,724		11,871		11,926		11,932		12,385		12,535		12,495		12,477		12,577		12,508		12,826		12,999		12,881		10,855		11,176		11,914		12,358		12,802		12,924		12,625		12,646		13,222		13,469		13,337		13,001		12,844		13,150		13,277		13,351		13,399		13,524		13,232		13,227		12,908		13,116		12,766		12,068		12,036		11,333		11,377		10,635		10,978		10,887		10,167		10,185		11,010		11,085		11,440		11,150		11,225		11,299		11,233		11,453		11,680		11,478		11,185		11,039		11,681		12,266		12,117		12,233		12,501		12,293		12,475		12,539		12,753		13,060		13,308	13,140	13,301	13,168	13,393	13,585	13,420	13,297	13,460	13,815	14,011	14,242	14,539	14,836	14,904	15,033
C000132114
Account Value [Line Items]
Line Graph and Table Measure Name																									Class A with load
Accumulated Value		9,777		9,751		9,856		10,204		10,381		10,411		10,571		10,732		10,880		10,868		10,849		10,572			10,659		10,811		10,985		11,009		11,132		11,192		11,202		11,306		11,447		11,493		11,553		11,541		11,569		11,616		11,477		11,396		11,316		11,169		11,052		11,290		11,086		11,226		11,136		11,064		11,146		11,502		11,650		11,750		11,850		11,849		12,172		12,305		12,207		12,341		12,432		12,460		12,658		12,790		12,701		11,015		11,511		12,006		12,339		12,674		12,807		12,690		12,749		13,170		13,389		13,363		13,330		13,168		13,238		13,333		13,410		13,433		13,550		13,460		13,403		13,268		13,337		13,098		12,521		12,297		11,932		11,861		11,422		11,620		11,695		11,181		11,019		11,647		11,844		12,204		11,927		11,985		12,080		11,969		12,063		12,179		12,058		11,973		11,793		12,269		12,669		12,693		12,787		12,931		12,791		12,985		13,060		13,245		13,433		13,630	13,516	13,572	13,495	13,612	13,802	13,789	13,703	13,802	14,006	14,138	14,302	14,478	14,540	14,548	14,617
C000132115
Account Value [Line Items]
Line Graph and Table Measure Name																									Class C with load
Accumulated Value		10,000		9,968		10,070		10,420		10,595		10,620		10,785		10,943		11,080		11,062		11,036		10,748			10,823		10,978		11,149		11,167		11,286		11,339		11,343		11,442		11,577		11,616		11,671		11,651		11,673		11,714		11,568		11,481		11,394		11,239		11,115		11,348		11,137		11,272		11,175		11,097		11,174		11,524		11,666		11,761		11,855		11,847		12,164		12,291		12,186		12,313		12,398		12,419		12,609		12,734		12,639		10,955		11,442		11,928		12,252		12,577		12,702		12,579		12,631		13,041		13,251		13,218		13,179		13,012		13,075		13,162		13,240		13,247		13,355		13,260		13,196		13,058		13,126		12,876		12,312		12,076		11,712		11,636		11,199		11,387		11,455		10,946		10,781		11,390		11,586		11,922		11,646		11,697		11,783		11,669		11,755		11,861		11,738		11,649		11,477		11,924		12,306		12,323		12,408		12,541		12,399		12,579		12,646		12,818		12,992		13,186	13,059	13,106	13,025	13,140	13,317	13,298	13,199	13,288	13,477	13,597	13,758	13,911	13,963	13,964	14,023
C000132116
Account Value [Line Items]
Line Graph and Table Measure Name																									Class F
Accumulated Value		10,000		9,981		10,089		10,446		10,620		10,651		10,822		10,988		11,140		11,121		11,102		10,819			10,910		11,066		11,252		11,271		11,405		11,467		11,472		11,579		11,724		11,771		11,835		11,830		11,860		11,901		11,759		11,678		11,605		11,454		11,335		11,572		11,372		11,516		11,417		11,352		11,430		11,796		11,955		12,051		12,155		12,163		12,487		12,633		12,525		12,672		12,758		12,787		12,991		13,128		13,037		11,307		11,817		12,335		12,669		13,022		13,152		13,041		13,094		13,528		13,754		13,728		13,695		13,539		13,612		13,702		13,791		13,807		13,928		13,837		13,788		13,642		13,722		13,469		12,886		12,656		12,273		12,201		11,750		11,955		12,033		11,506		11,339		11,997		12,200		12,571		12,278		12,338		12,437		12,324		12,431		12,542		12,418		12,332		12,158		12,648		13,061		13,077		13,176		13,325		13,182		13,382		13,462		13,664		13,848		14,063	13,935	13,995	13,916	14,048	14,245	14,233	14,146	14,239	14,450	14,587	14,769	14,941	15,006	15,027	15,088
C000188268
Account Value [Line Items]
Line Graph and Table Measure Name																									Class F3
Accumulated Value	10,000		10,097		10,154		10,167		10,265		10,396		10,440		10,499		10,492		10,521		10,567		10,444			10,375		10,305		10,173		10,069		10,289		10,106		10,236		10,156		10,094		10,172		10,500		10,637		10,732		10,827		10,828		11,127		11,252		11,165		11,291		11,378		11,406		11,590		11,714		11,636		10,095		10,552		11,010		11,318		11,629		11,755		11,651		11,709		12,099		12,304		12,284		12,258		12,113		12,181		12,272		12,347		12,372		12,483		12,404		12,355		12,236		12,302		12,086		11,565		11,353		11,020		10,957		10,555		10,741		10,814		10,342		10,194		10,779		10,964		11,300		11,047		11,104		11,195		11,095		11,186		11,297		11,189		11,113		10,950		11,394		11,769		11,795		11,886		12,024		11,897		12,080		12,145		12,330		12,508		12,695		12,591		12,646		12,577		12,689		12,869		12,861		12,784		12,879		13,073		13,198		13,355		13,523		13,583		13,595		13,662
C000132117
Account Value [Line Items]
Line Graph and Table Measure Name																									Class I
Accumulated Value		10,000		9,975		10,085		10,450		10,625		10,658		10,824		10,998		11,144		11,133		11,116		10,833			10,918		11,082		11,263		11,290		11,418		11,481		11,494		11,603		11,750		11,798		11,862		11,852		11,883		11,932		11,791		11,710		11,630		11,481		11,362		11,609		11,401		11,547		11,457		11,384		11,471		11,832		11,986		12,091		12,196		12,196		12,530		12,669		12,570		12,709		12,805		12,835		13,041		13,179		13,089		11,343		11,857		12,378		12,722		13,069		13,200		13,090		13,144		13,581		13,810		13,785		13,753		13,597		13,671		13,763		13,854		13,871		13,993		13,903		13,855		13,709		13,790		13,536		12,951		12,711		12,336		12,264		11,811		12,019		12,098		11,568		11,402		12,055		12,271		12,636		12,351		12,413		12,504		12,400		12,500		12,622		12,499		12,413		12,228		12,724		13,141		13,168		13,268		13,420		13,276		13,470		13,550		13,755		13,953		14,160	14,043	14,093	14,026	14,150	14,350	14,339	14,252	14,358	14,572	14,712	14,886	15,072	15,138	15,149	15,223
C000132119
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R3
Accumulated Value		10,000		9,975		10,085		10,443		10,625		10,658		10,824		10,991		11,144		11,134		11,116		10,833			10,918		11,082		11,263		11,290		11,418		11,481		11,487		11,603		11,743		11,798		11,855		11,852		11,883		11,925		11,791		11,703		11,631		11,481		11,362		11,609		11,402		11,548		11,449		11,385		11,464		11,835		11,984		12,084		12,177		12,180		12,509		12,643		12,539		12,673		12,756		12,789		12,989		13,113		13,027		11,286		11,801		12,305		12,643		12,983		13,116		12,993		13,050		13,469		13,699		13,669		13,632		13,463		13,531		13,626		13,701		13,712		13,827		13,742		13,679		13,530		13,605		13,349		12,767		12,535		12,151		12,075		11,625		11,824		11,907		11,381		11,203		11,849		12,047		12,409		12,125		12,181		12,265		12,158		12,251		12,356		12,240		12,150		11,965		12,444		12,847		12,867		12,960		13,102		12,957		13,140		13,213		13,407		13,593		13,790	13,670	13,714	13,642	13,757	13,946	13,929	13,840	13,936	14,139	14,268	14,430	14,604	14,662	14,667	14,733
C000158199
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R4
Accumulated Value		10,000		9,973		10,080		10,436		10,617		10,647		10,810		10,975		11,126		11,114		11,094		10,810			10,892		11,054		11,231		11,256		11,382		11,442		11,452		11,558		11,695		11,748		11,802		11,796		11,825		11,865		11,722		11,639		11,565		11,413		11,293		11,528		11,327		11,470		11,370		11,303		11,379		11,742		11,901		12,003		12,097		12,102		12,424		12,568		12,459		12,604		12,689		12,716		12,918		13,052		12,961		11,239		11,745		12,258		12,590		12,931		13,067		12,955		13,006		13,435		13,659		13,632		13,598		13,432		13,512		13,600		13,686		13,700		13,819		13,727		13,677		13,530		13,608		13,355		12,775		12,536		12,164		12,091		11,642		11,844		11,920		11,395		11,229		11,870		12,079		12,445		12,153		12,211		12,308		12,203		12,299		12,407		12,283		12,206		12,022		12,507		12,914		12,928		13,024		13,170		13,026		13,223		13,300		13,498		13,678		13,889	13,761	13,818	13,738	13,867	14,060	14,046	13,948	14,048	14,255	14,388	14,566	14,734	14,796	14,804	14,873
C000158200
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R5
Accumulated Value		10,000		9,976		10,085		10,450		10,626		10,658		10,824		10,998		11,144		11,134		11,116		10,834			10,918		11,083		11,263		11,290		11,419		11,482		11,495		11,604		11,750		11,799		11,863		11,852		11,883		11,933		11,793		11,712		11,632		11,482		11,364		11,611		11,403		11,549		11,459		11,386		11,473		11,841		11,995		12,100		12,206		12,206		12,541		12,681		12,582		12,722		12,819		12,849		13,055		13,194		13,104		11,367		11,881		12,394		12,740		13,087		13,227		13,109		13,172		13,609		13,838		13,813		13,781		13,617		13,691		13,791		13,872		13,890		14,021		13,931		13,874		13,737		13,810		13,565		12,979		12,740		12,364		12,293		11,839		12,047		12,127		11,596		11,430		12,084		12,290		12,665		12,381		12,444		12,534		12,431		12,531		12,654		12,531		12,444		12,260		12,756		13,174		13,202		13,302		13,454		13,310		13,514		13,585		13,790		13,987		14,196	14,078	14,129	14,061	14,186	14,386	14,375	14,289	14,394	14,609	14,749	14,934	15,109	15,176	15,188	15,262
C000158201
Account Value [Line Items]
Line Graph and Table Measure Name																									Class R6
Accumulated Value		10,000		9,976		10,086		10,444		10,628		10,661		10,827		10,995		11,149		11,140		11,123		10,841			10,926		11,092		11,273		11,301		11,431		11,496		11,510		11,621		11,763		11,820		11,887		11,877		11,910		11,963		11,823		11,736		11,665		11,517		11,399		11,648		11,441		11,589		11,499		11,428		11,517		11,888		12,043		12,150		12,258		12,268		12,598		12,739		12,641		12,792		12,882		12,914		13,123		13,263		13,175		11,429		11,948		12,474		12,815		13,166		13,309		13,200		13,257		13,699		13,931		13,908		13,878		13,714		13,800		13,895		13,988		14,007		14,133		14,044		13,997		13,853		13,937		13,683		13,094		12,854		12,476		12,406		11,950		12,161		12,243		11,709		11,542		12,203		12,423		12,793		12,507		12,571		12,674		12,561		12,664		12,790		12,666		12,581		12,396		12,899		13,323		13,353		13,456		13,611		13,467		13,675		13,759		13,968		14,159		14,381	14,253	14,316	14,238	14,376	14,579	14,570	14,472	14,580	14,799	14,941	15,130	15,309	15,378	15,390	15,467
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,138		10,210		10,303		10,343		10,345		10,531		10,598		10,586		10,580		10,499		10,250			10,265		10,285		10,354		10,349		10,428		10,509		10,498		10,543		10,638		10,587		10,593		10,580		10,628		10,506		10,406		10,473		10,395		10,469		10,456		10,459		10,526		10,458		10,376		10,438		10,629		10,742		10,736		10,942		10,945		11,139		11,279		11,304		11,597		11,535		11,570		11,564		11,556		11,778		11,990		11,920		12,132		12,188		12,265		12,448		12,348		12,341		12,286		12,406		12,423		12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,230		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,138		10,210		10,303		10,343		10,345		10,531		10,598		10,586		10,580		10,499		10,250			10,265		10,285		10,354		10,349		10,428		10,509		10,498		10,543		10,638		10,587		10,593		10,580		10,628		10,506		10,406		10,473		10,395		10,469		10,456		10,459		10,526		10,458		10,376		10,438		10,629		10,742		10,736		10,942		10,945		11,139		11,279		11,304		11,597		11,535		11,570		11,564		11,556		11,778		11,990		11,920		12,132		12,188		12,265		12,448		12,348		12,341		12,286		12,406		12,423		12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,230		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,138		10,210		10,303		10,343		10,345		10,531		10,598		10,586		10,580		10,499		10,250			10,265		10,285		10,354		10,349		10,428		10,509		10,498		10,543		10,638		10,587		10,593		10,580		10,628		10,506		10,406		10,473		10,395		10,469		10,456		10,459		10,526		10,458		10,376		10,438		10,629		10,742		10,736		10,942		10,945		11,139		11,279		11,304		11,597		11,535		11,570		11,564		11,556		11,778		11,990		11,920		12,132		12,188		12,265		12,448		12,348		12,341		12,286		12,406		12,423		12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,230		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,051		10,128		10,118		10,162		10,253		10,204		10,210		10,197		10,244		10,126		10,030			10,094		10,019		10,091		10,078		10,080		10,145		10,080		10,000		10,060		10,245		10,354		10,348		10,546		10,549		10,736		10,871		10,895		11,177		11,118		11,151		11,146		11,138		11,352		11,557		11,489		11,693		11,747		11,821		11,998		11,901		11,894		11,841		11,958		11,974		11,888		11,716		11,570		11,662		11,700		11,782		11,914		11,891		11,788		11,785		11,820		11,789		11,535		11,407		11,090		10,669		10,738		10,569		10,828		10,522		10,067		9,937		10,302		10,256		10,571		10,298		10,559		10,623		10,508		10,470		10,463		10,396		10,132		9,972		10,424		10,823		10,793		10,640		10,739		10,467		10,645		10,746		10,997		11,155		11,304		11,024		11,140		10,958		11,016		11,258		11,263		11,307		11,226		11,399		11,368		11,504		11,630		11,703		11,775		11,758
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,138		10,210		10,303		10,343		10,345		10,531		10,598		10,586		10,580		10,499		10,250			10,265		10,285		10,354		10,349		10,428		10,509		10,498		10,543		10,638		10,587		10,593		10,580		10,628		10,506		10,406		10,473		10,395		10,469		10,456		10,459		10,526		10,458		10,376		10,438		10,629		10,742		10,736		10,942		10,945		11,139		11,279		11,304		11,597		11,535		11,570		11,564		11,556		11,778		11,990		11,920		12,132		12,188		12,265		12,448		12,348		12,341		12,286		12,406		12,423		12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,230		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,138		10,210		10,303		10,343		10,345		10,531		10,598		10,586		10,580		10,499		10,250			10,265		10,285		10,354		10,349		10,428		10,509		10,498		10,543		10,638		10,587		10,593		10,580		10,628		10,506		10,406		10,473		10,395		10,469		10,456		10,459		10,526		10,458		10,376		10,438		10,629		10,742		10,736		10,942		10,945		11,139		11,279		11,304		11,597		11,535		11,570		11,564		11,556		11,778		11,990		11,920		12,132		12,188		12,265		12,448		12,348		12,341		12,286		12,406		12,423		12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,230		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,138		10,210		10,303		10,343		10,345		10,531		10,598		10,586		10,580		10,499		10,250			10,265		10,285		10,354		10,349		10,428		10,509		10,498		10,543		10,638		10,587		10,593		10,580		10,628		10,506		10,406		10,473		10,395		10,469		10,456		10,459		10,526		10,458		10,376		10,438		10,629		10,742		10,736		10,942		10,945		11,139		11,279		11,304		11,597		11,535		11,570		11,564		11,556		11,778		11,990		11,920		12,132		12,188		12,265		12,448		12,348		12,341		12,286		12,406		12,423		12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,230		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,138		10,210		10,303		10,343		10,345		10,531		10,598		10,586		10,580		10,499		10,250			10,265		10,285		10,354		10,349		10,428		10,509		10,498		10,543		10,638		10,587		10,593		10,580		10,628		10,506		10,406		10,473		10,395		10,469		10,456		10,459		10,526		10,458		10,376		10,438		10,629		10,742		10,736		10,942		10,945		11,139		11,279		11,304		11,597		11,535		11,570		11,564		11,556		11,778		11,990		11,920		12,132		12,188		12,265		12,448		12,348		12,341		12,286		12,406		12,423		12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,230		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,138		10,210		10,303		10,343		10,345		10,531		10,598		10,586		10,580		10,499		10,250			10,265		10,285		10,354		10,349		10,428		10,509		10,498		10,543		10,638		10,587		10,593		10,580		10,628		10,506		10,406		10,473		10,395		10,469		10,456		10,459		10,526		10,458		10,376		10,438		10,629		10,742		10,736		10,942		10,945		11,139		11,279		11,304		11,597		11,535		11,570		11,564		11,556		11,778		11,990		11,920		12,132		12,188		12,265		12,448		12,348		12,341		12,286		12,406		12,423		12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,230		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,138		10,210		10,303		10,343		10,345		10,531		10,598		10,586		10,580		10,499		10,250			10,265		10,285		10,354		10,349		10,428		10,509		10,498		10,543		10,638		10,587		10,593		10,580		10,628		10,506		10,406		10,473		10,395		10,469		10,456		10,459		10,526		10,458		10,376		10,438		10,629		10,742		10,736		10,942		10,945		11,139		11,279		11,304		11,597		11,535		11,570		11,564		11,556		11,778		11,990		11,920		12,132		12,188		12,265		12,448		12,348		12,341		12,286		12,406		12,423		12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,230		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,138		10,210		10,303		10,343		10,345		10,531		10,598		10,586		10,580		10,499		10,250			10,265		10,285		10,354		10,349		10,428		10,509		10,498		10,543		10,638		10,587		10,593		10,580		10,628		10,506		10,406		10,473		10,395		10,469		10,456		10,459		10,526		10,458		10,376		10,438		10,629		10,742		10,736		10,942		10,945		11,139		11,279		11,304		11,597		11,535		11,570		11,564		11,556		11,778		11,990		11,920		12,132		12,188		12,265		12,448		12,348		12,341		12,286		12,406		12,423		12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,230		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,138		10,210		10,303		10,343		10,345		10,531		10,598		10,586		10,580		10,499		10,250			10,265		10,285		10,354		10,349		10,428		10,509		10,498		10,543		10,638		10,587		10,593		10,580		10,628		10,506		10,406		10,473		10,395		10,469		10,456		10,459		10,526		10,458		10,376		10,438		10,629		10,742		10,736		10,942		10,945		11,139		11,279		11,304		11,597		11,535		11,570		11,564		11,556		11,778		11,990		11,920		12,132		12,188		12,265		12,448		12,348		12,341		12,286		12,406		12,423		12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,230		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,051		10,128		10,118		10,162		10,253		10,204		10,210		10,197		10,244		10,126		10,030			10,094		10,019		10,091		10,078		10,080		10,145		10,080		10,000		10,060		10,245		10,354		10,348		10,546		10,549		10,736		10,871		10,895		11,177		11,118		11,151		11,146		11,138		11,352		11,557		11,489		11,693		11,747		11,821		11,998		11,901		11,894		11,841		11,958		11,974		11,888		11,716		11,570		11,662		11,700		11,782		11,914		11,891		11,788		11,785		11,820		11,789		11,535		11,407		11,090		10,669		10,738		10,569		10,828		10,522		10,067		9,937		10,302		10,256		10,571		10,298		10,559		10,623		10,508		10,470		10,463		10,396		10,132		9,972		10,424		10,823		10,793		10,640		10,739		10,467		10,645		10,746		10,997		11,155		11,304		11,024		11,140		10,958		11,016		11,258		11,263		11,307		11,226		11,399		11,368		11,504		11,630		11,703		11,775		11,758
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,138		10,210		10,303		10,343		10,345		10,531		10,598		10,586		10,580		10,499		10,250			10,265		10,285		10,354		10,349		10,428		10,509		10,498		10,543		10,638		10,587		10,593		10,580		10,628		10,506		10,406		10,473		10,395		10,469		10,456		10,459		10,526		10,458		10,376		10,438		10,629		10,742		10,736		10,942		10,945		11,139		11,279		11,304		11,597		11,535		11,570		11,564		11,556		11,778		11,990		11,920		12,132		12,188		12,265		12,448		12,348		12,341		12,286		12,406		12,423		12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,230		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,138		10,210		10,303		10,343		10,345		10,531		10,598		10,586		10,580		10,499		10,250			10,265		10,285		10,354		10,349		10,428		10,509		10,498		10,543		10,638		10,587		10,593		10,580		10,628		10,506		10,406		10,473		10,395		10,469		10,456		10,459		10,526		10,458		10,376		10,438		10,629		10,742		10,736		10,942		10,945		11,139		11,279		11,304		11,597		11,535		11,570		11,564		11,556		11,778		11,990		11,920		12,132		12,188		12,265		12,448		12,348		12,341		12,286		12,406		12,423		12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,230		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,138		10,210		10,303		10,343		10,345		10,531		10,598		10,586		10,580		10,499		10,250			10,265		10,285		10,354		10,349		10,428		10,509		10,498		10,543		10,638		10,587		10,593		10,580		10,628		10,506		10,406		10,473		10,395		10,469		10,456		10,459		10,526		10,458		10,376		10,438		10,629		10,742		10,736		10,942		10,945		11,139		11,279		11,304		11,597		11,535		11,570		11,564		11,556		11,778		11,990		11,920		12,132		12,188		12,265		12,448		12,348		12,341		12,286		12,406		12,423		12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,230		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,138		10,210		10,303		10,343		10,345		10,531		10,598		10,586		10,580		10,499		10,250			10,265		10,285		10,354		10,349		10,428		10,509		10,498		10,543		10,638		10,587		10,593		10,580		10,628		10,506		10,406		10,473		10,395		10,469		10,456		10,459		10,526		10,458		10,376		10,438		10,629		10,742		10,736		10,942		10,945		11,139		11,279		11,304		11,597		11,535		11,570		11,564		11,556		11,778		11,990		11,920		12,132		12,188		12,265		12,448		12,348		12,341		12,286		12,406		12,423		12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,230		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000		10,138		10,210		10,303		10,343		10,345		10,531		10,598		10,586		10,580		10,499		10,250			10,265		10,285		10,354		10,349		10,428		10,509		10,498		10,543		10,638		10,587		10,593		10,580		10,628		10,506		10,406		10,473		10,395		10,469		10,456		10,459		10,526		10,458		10,376		10,438		10,629		10,742		10,736		10,942		10,945		11,139		11,279		11,304		11,597		11,535		11,570		11,564		11,556		11,778		11,990		11,920		12,132		12,188		12,265		12,448		12,348		12,341		12,286		12,406		12,423		12,334		12,156		12,005		12,099		12,139		12,224		12,361		12,337		12,230		12,227		12,263		12,232		11,968		11,835		11,506		11,069		11,141		10,966		11,234		10,917		10,445		10,310		10,689		10,641		10,968		10,684		10,956		11,022		10,902		10,863		10,856		10,786		10,512		10,346		10,815		11,229		11,198		11,040		11,142		10,860		11,044		11,149		11,409		11,573		11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
Lord Abbett Index: JPM EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name																									JPM EMBI Global Diversified Index
Accumulated Value		10,000		9,982		10,172		10,504		10,690		10,671		11,031		11,230		11,431		11,477		11,334		10,870			11,015		11,174		11,398		11,441		11,611		11,714		11,697		11,795		12,004		12,006		12,050		12,056		12,145		12,140		11,898		11,933		11,759		11,649		11,510		11,804		11,600		11,775		11,521		11,473		11,627		12,140		12,261		12,436		12,466		12,517		12,943		13,100		13,198		13,137		13,174		13,112		13,376		13,579		13,448		11,586		11,846		12,565		13,006		13,489		13,559		13,308		13,304		13,817		14,079		13,926		13,571		13,440		13,738		13,883		13,985		14,044		14,181		13,887		13,891		13,635		13,826		13,433		12,553		12,441		11,745		11,748		11,018		11,337		11,230		10,515		10,531		11,330		11,367		11,728		11,469		11,579		11,641		11,574		11,832		12,058		11,877		11,568		11,411		12,058		12,628		12,499		12,621		12,885		12,618		12,845		12,924		13,166		13,471		13,720	13,484	13,644	13,454	13,647	13,861	13,755	13,725	13,878	14,213	14,393	14,627	14,888	15,205	15,268	15,377
Lord Abbett Index: JPM EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name																									JPM EMBI Global Diversified Index
Accumulated Value		10,000		9,982		10,172		10,504		10,690		10,671		11,031		11,230		11,431		11,477		11,334		10,870			11,015		11,174		11,398		11,441		11,611		11,714		11,697		11,795		12,004		12,006		12,050		12,056		12,145		12,140		11,898		11,933		11,759		11,649		11,510		11,804		11,600		11,775		11,521		11,473		11,627		12,140		12,261		12,436		12,466		12,517		12,943		13,100		13,198		13,137		13,174		13,112		13,376		13,579		13,448		11,586		11,846		12,565		13,006		13,489		13,559		13,308		13,304		13,817		14,079		13,926		13,571		13,440		13,738		13,883		13,985		14,044		14,181		13,887		13,891		13,635		13,826		13,433		12,553		12,441		11,745		11,748		11,018		11,337		11,230		10,515		10,531		11,330		11,367		11,728		11,469		11,579		11,641		11,574		11,832		12,058		11,877		11,568		11,411		12,058		12,628		12,499		12,621		12,885		12,618		12,845		12,924		13,166		13,471		13,720	13,484	13,644	13,454	13,647	13,861	13,755	13,725	13,878	14,213	14,393	14,627	14,888	15,205	15,268	15,377
Lord Abbett Index: JPM EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name																									JPM EMBI Global Diversified Index
Accumulated Value		10,000		9,982		10,172		10,504		10,690		10,671		11,031		11,230		11,431		11,477		11,334		10,870			11,015		11,174		11,398		11,441		11,611		11,714		11,697		11,795		12,004		12,006		12,050		12,056		12,145		12,140		11,898		11,933		11,759		11,649		11,510		11,804		11,600		11,775		11,521		11,473		11,627		12,140		12,261		12,436		12,466		12,517		12,943		13,100		13,198		13,137		13,174		13,112		13,376		13,579		13,448		11,586		11,846		12,565		13,006		13,489		13,559		13,308		13,304		13,817		14,079		13,926		13,571		13,440		13,738		13,883		13,985		14,044		14,181		13,887		13,891		13,635		13,826		13,433		12,553		12,441		11,745		11,748		11,018		11,337		11,230		10,515		10,531		11,330		11,367		11,728		11,469		11,579		11,641		11,574		11,832		12,058		11,877		11,568		11,411		12,058		12,628		12,499		12,621		12,885		12,618		12,845		12,924		13,166		13,471		13,720	13,484	13,644	13,454	13,647	13,861	13,755	13,725	13,878	14,213	14,393	14,627	14,888	15,205	15,268	15,377
Lord Abbett Index: JPM EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name																									JPM EMBI Global Diversified Index
Accumulated Value	10,000		10,135		10,224		10,210		10,295		10,478		10,479		10,518		10,523		10,600		10,596		10,385			10,415		10,264		10,167		10,046		10,303		10,125		10,278		10,056		10,014		10,149		10,597		10,702		10,854		10,881		10,926		11,297		11,434		11,519		11,467		11,499		11,444		11,675		11,853		11,738		10,112		10,340		10,967		11,352		11,774		11,834		11,615		11,612		12,060		12,289		12,155		11,845		11,731		11,991		12,118		12,207		12,258		12,378		12,121		12,124		11,901		12,068		11,725		10,957		10,859		10,252		10,254		9,617		9,895		9,802		9,178		9,192		9,890		9,922		10,236		10,010		10,107		10,160		10,102		10,328		10,525		10,367		10,097		9,960		10,524		11,022		10,910		11,016		11,247		11,013		11,212		11,281		11,492		11,758		11,975		11,769		11,909		11,743		11,912		12,098		12,006		11,980		12,113		12,405		12,563		12,767		12,995		13,271		13,326		13,422
Lord Abbett Index: JPM EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name																									JPM EMBI Global Diversified Index
Accumulated Value		10,000		9,982		10,172		10,504		10,690		10,671		11,031		11,230		11,431		11,477		11,334		10,870			11,015		11,174		11,398		11,441		11,611		11,714		11,697		11,795		12,004		12,006		12,050		12,056		12,145		12,140		11,898		11,933		11,759		11,649		11,510		11,804		11,600		11,775		11,521		11,473		11,627		12,140		12,261		12,436		12,466		12,517		12,943		13,100		13,198		13,137		13,174		13,112		13,376		13,579		13,448		11,586		11,846		12,565		13,006		13,489		13,559		13,308		13,304		13,817		14,079		13,926		13,571		13,440		13,738		13,883		13,985		14,044		14,181		13,887		13,891		13,635		13,826		13,433		12,553		12,441		11,745		11,748		11,018		11,337		11,230		10,515		10,531		11,330		11,367		11,728		11,469		11,579		11,641		11,574		11,832		12,058		11,877		11,568		11,411		12,058		12,628		12,499		12,621		12,885		12,618		12,845		12,924		13,166		13,471		13,720	13,484	13,644	13,454	13,647	13,861	13,755	13,725	13,878	14,213	14,393	14,627	14,888	15,205	15,268	15,377
Lord Abbett Index: JPM EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name																									JPM EMBI Global Diversified Index
Accumulated Value		10,000		9,982		10,172		10,504		10,690		10,671		11,031		11,230		11,431		11,477		11,334		10,870			11,015		11,174		11,398		11,441		11,611		11,714		11,697		11,795		12,004		12,006		12,050		12,056		12,145		12,140		11,898		11,933		11,759		11,649		11,510		11,804		11,600		11,775		11,521		11,473		11,627		12,140		12,261		12,436		12,466		12,517		12,943		13,100		13,198		13,137		13,174		13,112		13,376		13,579		13,448		11,586		11,846		12,565		13,006		13,489		13,559		13,308		13,304		13,817		14,079		13,926		13,571		13,440		13,738		13,883		13,985		14,044		14,181		13,887		13,891		13,635		13,826		13,433		12,553		12,441		11,745		11,748		11,018		11,337		11,230		10,515		10,531		11,330		11,367		11,728		11,469		11,579		11,641		11,574		11,832		12,058		11,877		11,568		11,411		12,058		12,628		12,499		12,621		12,885		12,618		12,845		12,924		13,166		13,471		13,720	13,484	13,644	13,454	13,647	13,861	13,755	13,725	13,878	14,213	14,393	14,627	14,888	15,205	15,268	15,377
Lord Abbett Index: JPM EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name																									JPM EMBI Global Diversified Index
Accumulated Value		10,000		9,982		10,172		10,504		10,690		10,671		11,031		11,230		11,431		11,477		11,334		10,870			11,015		11,174		11,398		11,441		11,611		11,714		11,697		11,795		12,004		12,006		12,050		12,056		12,145		12,140		11,898		11,933		11,759		11,649		11,510		11,804		11,600		11,775		11,521		11,473		11,627		12,140		12,261		12,436		12,466		12,517		12,943		13,100		13,198		13,137		13,174		13,112		13,376		13,579		13,448		11,586		11,846		12,565		13,006		13,489		13,559		13,308		13,304		13,817		14,079		13,926		13,571		13,440		13,738		13,883		13,985		14,044		14,181		13,887		13,891		13,635		13,826		13,433		12,553		12,441		11,745		11,748		11,018		11,337		11,230		10,515		10,531		11,330		11,367		11,728		11,469		11,579		11,641		11,574		11,832		12,058		11,877		11,568		11,411		12,058		12,628		12,499		12,621		12,885		12,618		12,845		12,924		13,166		13,471		13,720	13,484	13,644	13,454	13,647	13,861	13,755	13,725	13,878	14,213	14,393	14,627	14,888	15,205	15,268	15,377
Lord Abbett Index: JPM EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name																									JPM EMBI Global Diversified Index
Accumulated Value		10,000		9,982		10,172		10,504		10,690		10,671		11,031		11,230		11,431		11,477		11,334		10,870			11,015		11,174		11,398		11,441		11,611		11,714		11,697		11,795		12,004		12,006		12,050		12,056		12,145		12,140		11,898		11,933		11,759		11,649		11,510		11,804		11,600		11,775		11,521		11,473		11,627		12,140		12,261		12,436		12,466		12,517		12,943		13,100		13,198		13,137		13,174		13,112		13,376		13,579		13,448		11,586		11,846		12,565		13,006		13,489		13,559		13,308		13,304		13,817		14,079		13,926		13,571		13,440		13,738		13,883		13,985		14,044		14,181		13,887		13,891		13,635		13,826		13,433		12,553		12,441		11,745		11,748		11,018		11,337		11,230		10,515		10,531		11,330		11,367		11,728		11,469		11,579		11,641		11,574		11,832		12,058		11,877		11,568		11,411		12,058		12,628		12,499		12,621		12,885		12,618		12,845		12,924		13,166		13,471		13,720	13,484	13,644	13,454	13,647	13,861	13,755	13,725	13,878	14,213	14,393	14,627	14,888	15,205	15,268	15,377
Lord Abbett Index: JPM EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name																									JPM EMBI Global Diversified Index
Accumulated Value		10,000		9,982		10,172		10,504		10,690		10,671		11,031		11,230		11,431		11,477		11,334		10,870			11,015		11,174		11,398		11,441		11,611		11,714		11,697		11,795		12,004		12,006		12,050		12,056		12,145		12,140		11,898		11,933		11,759		11,649		11,510		11,804		11,600		11,775		11,521		11,473		11,627		12,140		12,261		12,436		12,466		12,517		12,943		13,100		13,198		13,137		13,174		13,112		13,376		13,579		13,448		11,586		11,846		12,565		13,006		13,489		13,559		13,308		13,304		13,817		14,079		13,926		13,571		13,440		13,738		13,883		13,985		14,044		14,181		13,887		13,891		13,635		13,826		13,433		12,553		12,441		11,745		11,748		11,018		11,337		11,230		10,515		10,531		11,330		11,367		11,728		11,469		11,579		11,641		11,574		11,832		12,058		11,877		11,568		11,411		12,058		12,628		12,499		12,621		12,885		12,618		12,845		12,924		13,166		13,471		13,720	13,484	13,644	13,454	13,647	13,861	13,755	13,725	13,878	14,213	14,393	14,627	14,888	15,205	15,268	15,377
Lord Abbett Index: JPM CEMBI Broad Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name																									JPM CEMBI Broad Diversified Index
Accumulated Value		10,000		9,964		10,067		10,389		10,568		10,591		10,780		10,951		11,095		11,111		11,110		10,880			10,965		11,101		11,256		11,291		11,418		11,491		11,514		11,605		11,717		11,757		11,797		11,801		11,838		11,846		11,727		11,705		11,628		11,546		11,498		11,664		11,539		11,648		11,578		11,560		11,643		11,959		12,088		12,242		12,338		12,398		12,671		12,784		12,801		12,881		12,991		13,040		13,167		13,369		13,367		11,828		12,312		12,794		13,146		13,451		13,572		13,507		13,541		13,902		14,106		14,096		14,082		13,993		14,076		14,167		14,286		14,317		14,418		14,322		14,255		14,177		14,234		13,996		13,318		12,979		12,712		12,637		12,250		12,378		12,401		11,926		11,681		12,299		12,489		12,869		12,663		12,768		12,881		12,805		12,944		13,070		13,012		12,911		12,753		13,218		13,623		13,703		13,801		13,939		13,816		14,017		14,147		14,359		14,602		14,781	14,654	14,742	14,662	14,779	15,008	15,018	14,953	15,044	15,254	15,392	15,590	15,739	15,828	15,866	15,942
Lord Abbett Index: JPM CEMBI Broad Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name																									JPM CEMBI Broad Diversified Index
Accumulated Value		10,000		9,964		10,067		10,389		10,568		10,591		10,780		10,951		11,095		11,111		11,110		10,880			10,965		11,101		11,256		11,291		11,418		11,491		11,514		11,605		11,717		11,757		11,797		11,801		11,838		11,846		11,727		11,705		11,628		11,546		11,498		11,664		11,539		11,648		11,578		11,560		11,643		11,959		12,088		12,242		12,338		12,398		12,671		12,784		12,801		12,881		12,991		13,040		13,167		13,369		13,367		11,828		12,312		12,794		13,146		13,451		13,572		13,507		13,541		13,902		14,106		14,096		14,082		13,993		14,076		14,167		14,286		14,317		14,418		14,322		14,255		14,177		14,234		13,996		13,318		12,979		12,712		12,637		12,250		12,378		12,401		11,926		11,681		12,299		12,489		12,869		12,663		12,768		12,881		12,805		12,944		13,070		13,012		12,911		12,753		13,218		13,623		13,703		13,801		13,939		13,816		14,017		14,147		14,359		14,602		14,781	14,654	14,742	14,662	14,779	15,008	15,018	14,953	15,044	15,254	15,392	15,590	15,739	15,828	15,866	15,942
Lord Abbett Index: JPM CEMBI Broad Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name																									JPM CEMBI Broad Diversified Index
Accumulated Value		10,000		9,964		10,067		10,389		10,568		10,591		10,780		10,951		11,095		11,111		11,110		10,880			10,965		11,101		11,256		11,291		11,418		11,491		11,514		11,605		11,717		11,757		11,797		11,801		11,838		11,846		11,727		11,705		11,628		11,546		11,498		11,664		11,539		11,648		11,578		11,560		11,643		11,959		12,088		12,242		12,338		12,398		12,671		12,784		12,801		12,881		12,991		13,040		13,167		13,369		13,367		11,828		12,312		12,794		13,146		13,451		13,572		13,507		13,541		13,902		14,106		14,096		14,082		13,993		14,076		14,167		14,286		14,317		14,418		14,322		14,255		14,177		14,234		13,996		13,318		12,979		12,712		12,637		12,250		12,378		12,401		11,926		11,681		12,299		12,489		12,869		12,663		12,768		12,881		12,805		12,944		13,070		13,012		12,911		12,753		13,218		13,623		13,703		13,801		13,939		13,816		14,017		14,147		14,359		14,602		14,781	14,654	14,742	14,662	14,779	15,008	15,018	14,953	15,044	15,254	15,392	15,590	15,739	15,828	15,866	15,942
Lord Abbett Index: JPM CEMBI Broad Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name																									JPM CEMBI Broad Diversified Index
Accumulated Value	$ 10,000		$ 10,095		$ 10,159		$ 10,180		$ 10,260		$ 10,359		$ 10,395		$ 10,430		$ 10,433		$ 10,466		$ 10,473		$ 10,368			$ 10,348		$ 10,280		$ 10,208		$ 10,165		$ 10,313		$ 10,201		$ 10,298		$ 10,237		$ 10,220		$ 10,294		$ 10,573		$ 10,687		$ 10,824		$ 10,908		$ 10,961		$ 11,203		$ 11,303		$ 11,317		$ 11,389		$ 11,485		$ 11,529		$ 11,641		$ 11,820		$ 11,818		$ 10,457		$ 10,885		$ 11,311		$ 11,622		$ 11,892		$ 11,999		$ 11,941		$ 11,972		$ 12,291		$ 12,471		$ 12,463		$ 12,450		$ 12,371		$ 12,445		$ 12,525		$ 12,630		$ 12,658		$ 12,747		$ 12,662		$ 12,603		$ 12,534		$ 12,585		$ 12,374		$ 11,775		$ 11,475		$ 11,239		$ 11,172		$ 10,830		$ 10,944		$ 10,964		$ 10,544		$ 10,328		$ 10,874		$ 11,041		$ 11,377		$ 11,195		$ 11,288		$ 11,388		$ 11,321		$ 11,444		$ 11,555		$ 11,504		$ 11,414		$ 11,275		$ 11,686		$ 12,044		$ 12,115		$ 12,202		$ 12,324		$ 12,215		$ 12,393		$ 12,508		$ 12,695		$ 12,910		$ 13,068		$ 12,956		$ 13,034		$ 12,963		$ 13,066		$ 13,269		$ 13,277		$ 13,220		$ 13,301		$ 13,486		$ 13,609		$ 13,784		$ 13,915		$ 13,994		$ 14,027		$ 14,094
Lord Abbett Index: JPM CEMBI Broad Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name																									JPM CEMBI Broad Diversified Index
Accumulated Value		10,000		9,964		10,067		10,389		10,568		10,591		10,780		10,951		11,095		11,111		11,110		10,880			10,965		11,101		11,256		11,291		11,418		11,491		11,514		11,605		11,717		11,757		11,797		11,801		11,838		11,846		11,727		11,705		11,628		11,546		11,498		11,664		11,539		11,648		11,578		11,560		11,643		11,959		12,088		12,242		12,338		12,398		12,671		12,784		12,801		12,881		12,991		13,040		13,167		13,369		13,367		11,828		12,312		12,794		13,146		13,451		13,572		13,507		13,541		13,902		14,106		14,096		14,082		13,993		14,076		14,167		14,286		14,317		14,418		14,322		14,255		14,177		14,234		13,996		13,318		12,979		12,712		12,637		12,250		12,378		12,401		11,926		11,681		12,299		12,489		12,869		12,663		12,768		12,881		12,805		12,944		13,070		13,012		12,911		12,753		13,218		13,623		13,703		13,801		13,939		13,816		14,017		14,147		14,359		14,602		14,781	14,654	14,742	14,662	14,779	15,008	15,018	14,953	15,044	15,254	15,392	15,590	15,739	15,828	15,866	15,942
Lord Abbett Index: JPM CEMBI Broad Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name																									JPM CEMBI Broad Diversified Index
Accumulated Value		10,000		9,964		10,067		10,389		10,568		10,591		10,780		10,951		11,095		11,111		11,110		10,880			10,965		11,101		11,256		11,291		11,418		11,491		11,514		11,605		11,717		11,757		11,797		11,801		11,838		11,846		11,727		11,705		11,628		11,546		11,498		11,664		11,539		11,648		11,578		11,560		11,643		11,959		12,088		12,242		12,338		12,398		12,671		12,784		12,801		12,881		12,991		13,040		13,167		13,369		13,367		11,828		12,312		12,794		13,146		13,451		13,572		13,507		13,541		13,902		14,106		14,096		14,082		13,993		14,076		14,167		14,286		14,317		14,418		14,322		14,255		14,177		14,234		13,996		13,318		12,979		12,712		12,637		12,250		12,378		12,401		11,926		11,681		12,299		12,489		12,869		12,663		12,768		12,881		12,805		12,944		13,070		13,012		12,911		12,753		13,218		13,623		13,703		13,801		13,939		13,816		14,017		14,147		14,359		14,602		14,781	14,654	14,742	14,662	14,779	15,008	15,018	14,953	15,044	15,254	15,392	15,590	15,739	15,828	15,866	15,942
Lord Abbett Index: JPM CEMBI Broad Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name																									JPM CEMBI Broad Diversified Index
Accumulated Value		10,000		9,964		10,067		10,389		10,568		10,591		10,780		10,951		11,095		11,111		11,110		10,880			10,965		11,101		11,256		11,291		11,418		11,491		11,514		11,605		11,717		11,757		11,797		11,801		11,838		11,846		11,727		11,705		11,628		11,546		11,498		11,664		11,539		11,648		11,578		11,560		11,643		11,959		12,088		12,242		12,338		12,398		12,671		12,784		12,801		12,881		12,991		13,040		13,167		13,369		13,367		11,828		12,312		12,794		13,146		13,451		13,572		13,507		13,541		13,902		14,106		14,096		14,082		13,993		14,076		14,167		14,286		14,317		14,418		14,322		14,255		14,177		14,234		13,996		13,318		12,979		12,712		12,637		12,250		12,378		12,401		11,926		11,681		12,299		12,489		12,869		12,663		12,768		12,881		12,805		12,944		13,070		13,012		12,911		12,753		13,218		13,623		13,703		13,801		13,939		13,816		14,017		14,147		14,359		14,602		14,781	14,654	14,742	14,662	14,779	15,008	15,018	14,953	15,044	15,254	15,392	15,590	15,739	15,828	15,866	15,942
Lord Abbett Index: JPM CEMBI Broad Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name																									JPM CEMBI Broad Diversified Index
Accumulated Value		10,000		9,964		10,067		10,389		10,568		10,591		10,780		10,951		11,095		11,111		11,110		10,880			10,965		11,101		11,256		11,291		11,418		11,491		11,514		11,605		11,717		11,757		11,797		11,801		11,838		11,846		11,727		11,705		11,628		11,546		11,498		11,664		11,539		11,648		11,578		11,560		11,643		11,959		12,088		12,242		12,338		12,398		12,671		12,784		12,801		12,881		12,991		13,040		13,167		13,369		13,367		11,828		12,312		12,794		13,146		13,451		13,572		13,507		13,541		13,902		14,106		14,096		14,082		13,993		14,076		14,167		14,286		14,317		14,418		14,322		14,255		14,177		14,234		13,996		13,318		12,979		12,712		12,637		12,250		12,378		12,401		11,926		11,681		12,299		12,489		12,869		12,663		12,768		12,881		12,805		12,944		13,070		13,012		12,911		12,753		13,218		13,623		13,703		13,801		13,939		13,816		14,017		14,147		14,359		14,602		14,781	14,654	14,742	14,662	14,779	15,008	15,018	14,953	15,044	15,254	15,392	15,590	15,739	15,828	15,866	15,942
Lord Abbett Index: JPM CEMBI Broad Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name																									JPM CEMBI Broad Diversified Index
Accumulated Value		$ 10,000		$ 9,964		$ 10,067		$ 10,389		$ 10,568		$ 10,591		$ 10,780		$ 10,951		$ 11,095		$ 11,111		$ 11,110		$ 10,880			$ 10,965		$ 11,101		$ 11,256		$ 11,291		$ 11,418		$ 11,491		$ 11,514		$ 11,605		$ 11,717		$ 11,757		$ 11,797		$ 11,801		$ 11,838		$ 11,846		$ 11,727		$ 11,705		$ 11,628		$ 11,546		$ 11,498		$ 11,664		$ 11,539		$ 11,648		$ 11,578		$ 11,560		$ 11,643		$ 11,959		$ 12,088		$ 12,242		$ 12,338		$ 12,398		$ 12,671		$ 12,784		$ 12,801		$ 12,881		$ 12,991		$ 13,040		$ 13,167		$ 13,369		$ 13,367		$ 11,828		$ 12,312		$ 12,794		$ 13,146		$ 13,451		$ 13,572		$ 13,507		$ 13,541		$ 13,902		$ 14,106		$ 14,096		$ 14,082		$ 13,993		$ 14,076		$ 14,167		$ 14,286		$ 14,317		$ 14,418		$ 14,322		$ 14,255		$ 14,177		$ 14,234		$ 13,996		$ 13,318		$ 12,979		$ 12,712		$ 12,637		$ 12,250		$ 12,378		$ 12,401		$ 11,926		$ 11,681		$ 12,299		$ 12,489		$ 12,869		$ 12,663		$ 12,768		$ 12,881		$ 12,805		$ 12,944		$ 13,070		$ 13,012		$ 12,911		$ 12,753		$ 13,218		$ 13,623		$ 13,703		$ 13,801		$ 13,939		$ 13,816		$ 14,017		$ 14,147		$ 14,359		$ 14,602		$ 14,781	$ 14,654	$ 14,742	$ 14,662	$ 14,779	$ 15,008	$ 15,018	$ 14,953	$ 15,044	$ 15,254	$ 15,392	$ 15,590	$ 15,739	$ 15,828	$ 15,866	$ 15,942